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                      [American Express Company letterhead]

March 23, 2006


VIA FACSIMILE & VIA DELIVERY

Max A. Webb, Esquire, Assistant Director
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:      American Express Receivables Financing Corporation II
         American Express Receivables Financing Corporation III LLC American Express Receivables Financing Corporation IV LLC American Express Credit Account Master Trust
         Response to SEC Comment Letter dated March 15, 2006
         File Nos. 333-130508; 01-03

Dear Mr. Webb:

         On behalf of American Express Receivables Financing Corporation II ("RFC II"), American Express Receivables Financing Corporation III LLC ("RFC III") and American Express Receivables Financing Corporation IV LLC ("RFC IV"), as depositors (the "Depositors") to the American Express Credit Account Master Trust (the "Trust" or the "Issuing Entity"), this letter responds to your letter dated March 15, 2006, providing comments to Amendment No. 3 to the Registration Statement on Form S-3 (the "Registration Statement") submitted on March 13, 2006, by the Depositors and the Issuing Entity. RFC II, RFC III, RFC IV, American Express Travel Related Services Company, Inc. ("TRS"), as servicer of the Trust, American Express Centurion Bank ("Centurion"), as sponsor and sole equity owner of RFC III, and American Express Bank, FSB ("FSB"), as sponsor and sole equity owner of RFC IV, are collectively referred to herein as "American Express."

         For your convenience, each of your comments has been reproduced below, followed by American Express' response. Enclosed with this letter is Amendment No. 4 to the Registration Statement on Form S-3 ("Amendment No. 4") dated
March 23, 2006, marked to show all changes to the Registration Statement. All capitalized terms defined in the prospectus and used in the following responses without definition, have the meanings specified in Amendment No. 4. Unless otherwise specified, page numbers refer to pages in Amendment No. 4.

LEGAL MATTERS

COMMENT 1:

                         PLEASE REVISE TO CLARIFY WHO WILL BE GIVING THE LEGALITY AND TAX OPINIONS ON WHICH INVESTORS CAN RELY. IN ADDITION, PLEASE REVISE YOUR EXHIBIT LIST IN PART II TO NAME COUNSEL PROVIDING THE LEGAL OPINION.

Response:                We have revised p. 94 of the base prospectus and the
                         exhibit lists in Part II in response to Comment 1.
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EXHIBIT 8.1

COMMENT 2:               WE NOTE YOUR RESPONSE TO PRIOR COMMENT 2 OF OUR LETTER
                         DATED MARCH 1, 2006 THAT YOU HAVE FILED AN UNQUALIFIED
                         TAX OPINION AND THEREFORE A SEPARATE OPINION WITH EACH
                         TAKEDOWN IS UNNECESSARY. PLEASE REFILE AFTER DELETING
                         THE FOLLOWING SENTENCE OR CONFIRM THAT YOU WILL FILE A
                         CLEAN TAX OPINION PRIOR TO OR SIMULTANEOUSLY WITH EACH
                         TAKEDOWN: "OUR OPINION AS TO THE MATTERS SET FORTH
                         HEREIN COULD CHANGE WITH RESPECT TO A PARTICULAR SERIES
                         OR CLASS OF CERTIFICATES AS A RESULT OF CHANGES IN
                         FACTS AND CIRCUMSTANCES, CHANGES IN THE TERMS OF THE
                         DOCUMENTS REVIEWED BY US, OR CHANGES IN THE LAW
                         SUBSEQUENT TO THE DATE HEREOF."

Response:                Based on conversations with the staff (the "Staff")
                         subsequent to the issuance of this comment, we understand that the Staff has re-issued prior Comment 2 from its letter dated March 1, 2006, which comment supplants Comment 2 from its letter dated March 15, 2006. For ease of reference, prior Comment 2 is reproduced below:

                           "Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown."

                         We confirm that we will file unqualified legal and tax opinions at the time of each takedown.

         If you have any questions or comments concerning this response, please do not hesitate to call the undersigned at 212-640-5714 or American Express' outside counsel, Michael Mitchell of Orrick, Herrington & Sutcliffe LLP at 202-339-8479 or Alan Knoll of Orrick at 212-506-5077.

                                   Sincerely,

                                   /s/ Carol V. Schwartz

                                   Carol V. Schwartz, Esq.


cc:      Rolaine S. Bancroft, Esq.
         Alan M. Knoll, Esq.
         Michael H. Mitchell, Esq.


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